Transactions with Related Parties	6 Months Ended
Jun. 30, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties

NOTE 11: TRANSACTIONS WITH RELATED PARTIES

Management fees: Pursuant to a management agreement dated June 7, 2017, as amended on November 23, 2017, April 23, 2018, and June 1, 2018 the Manager provides commercial and technical management services to the Company’s vessels. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. In May 2019, the Company extended the existing fixed rates for technical and commercial management services under its management agreement until the end of 2019. The fee for the ship management services provided by the Manager is a daily fee of US $6.1 for containerships from 3,000 TEU up to 5,500 TEU and $7.4 for containerships from 8,000 TEU up to 10,000 TEU. This fixed daily fee covers all of our vessels operating expenses, other than certain extraordinary fees and costs. For the six month periods ended June 30, 2019 and 2018 certain extraordinary fees and costs related to regulatory requirements, under Company’s management agreement amounted to $3,559 and $0, respectively, and are presented under “Acquisition of/additions to vessels” in the condensed consolidated statements of cash flows. Drydocking and special survey are paid to the Manager at cost. Total management fees included for the three month periods ended June 30, 2019 and 2018, under the respective agreement amounted to $16,408 and $12,449, respectively, and are presented under “Management fees (entirely through related parties transactions)” in the  condensed consolidated statements of income. Total management fees included for the six month periods ended June 30, 2019 and 2018, amounted to $32,131 and $24,088, respectively, and are presented under “Management fees (entirely through related parties transactions)” in the condensed consolidated statements of income.

 General & administrative expenses: Pursuant to the Administrative Services Agreement, dated June 7, 2017, the Manager also provides administrative services to Navios Containers L.P., which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for five years periods thereafter unless a notice for termination is received by either party. Total general and administrative fees charged by the Manager for the three  and six month periods ended June 30, 2019 amounted to $2,008 and $3,941, respectively, and are presented under “General and administrative expenses” in the condensed consolidated statements of income.  Total general and administrative fees charged for the three and six month periods ended June 30, 2018 amounted to $1,550 and $3,095, respectively (inclusive of expense reimbursement).

Balance due from/to related parties: Balance due to Navios Holdings as of June 30, 2019 amounted to $7,638 (December 31, 2018: $4,065), and the Long-term receivable from Navios Holdings amounted to $8,195 (December 31, 2018: $7,862). The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as management fees, in accordance with the Management Agreement.

Omnibus Agreement: On June 7, 2017, the Company entered into an omnibus agreement with Navios Maritime Acquisition Corporation (“Navios Acquisition”), Navios Holdings and Navios Partners pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliates generally have granted a right of first refusal over any containerships to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliates to compete with the Company under specified circumstances.